Warrant Liability (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	May 31, 2007	Jan. 21, 2011	Aug. 12, 2014	Dec. 31, 2008	Sep. 16, 2014
Warrants - Loan Agreement
Exercise price of warrants (per share)	$ 1.12
Fair value of the warrants issued	$ 73
Risk-free interest rate	4.58%
Dividend yield	0.00%
Expected volatility	70.00%
Expected term (years)	10 years
Warrants - Loan Agreement | Reorganization [Member]
Number of warrants				124,160
Exercise price of warrants (per share)				$ 0.76
Warrants - Series D Agreement
Exercise price of warrants (per share)		$ 1.06
Date exercisable		Oct. 12, 2012
Number of shares to be converted by warrant issued (shares)		4,728,191
Warrants - Series D Agreement | Minimum [Member]
Share price (in dollars per share)		$ 0.85
Warrants - Series D Agreement | Maximum [Member]
Share price (in dollars per share)		$ 1.27
Reverse acquisition - YIDI [Member] | Exchange of Warrants to Purchase Convertible Preferred Stock [Member]
Number of shares to be converted by warrant pre-exchange (shares)			201,178
Number of shares to be converted by warrant post-exchange (shares)			5,029,865
Average exercise price (in dollars per share)			$ 26.63
Common stock average price (in dollars per share)			$ 1.07
Risk-free interest rate			1.025%
Dividend yield			0.00%
Expected volatility			50.00%
Expected term (years)			3 years 6 months
Private Placement [Member]
Share price (in dollars per share)			$ 2.00		$ 2.50